Related Parties (Details) - Schedule of share based payment (Parentheticals)	6 Months Ended
Dec. 31, 2022
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Subsidiary percentage	100.00%
Bioceres S.A. – INMET S.A. – Ingenieria Metabolica S.A [Member]
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Owned percentage	30.00%
Bioceres S.A. – INDEAR S.A. – Instituto de Agrobiotecnología Rosario [Member]
Related Parties (Details) - Schedule of share based payment (Parentheticals) [Line Items]
Owned percentage	98.60%